Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2023

Shares	Security Description	Value
	COMMON STOCKS 100.0%
	COMMUNICATION SERVICES 2.1%
440,223	Marcus Corp/The	$7,043,568

	CONSUMER DISCRETIONARY 5.0%
122,980	Gentherm Inc(a)	7,430,452
47,000	Polaris Inc	5,199,610
136,445	Sleep Number Corp(a)	4,149,292
		16,779,354
	CONSUMER STAPLES 5.5%
54,385	Casey's General Stores Inc	11,772,177
69,610	MGP Ingredients Inc	6,732,679
		18,504,856
	FINANCIALS 15.5%
139,441	Alerus Financial Corp	2,238,028
309,261	Associated Banc-Corp	5,560,513
99,800	Cullen/Frost Bankers Inc	10,512,932
105,756	First Interstate BancSystem, Inc	3,157,874
226,420	Glacier Bancorp Inc	9,511,904
9,600	Piper Jaffray Companies	1,330,656
147,278	QCR Holdings Inc	6,466,977
181,200	Wintrust Financial Corp	13,218,540
		51,997,424
	HEALTH CARE 11.7%
99,600	Bio-Techne Corp	7,389,324
128,000	Catalent Inc(a)	8,410,880
119,445	CVRx Inc(a)	1,113,228
23,500	Exact Sciences Corp.(a)	1,593,535
53,859	Inspire Medical Systems Inc(a)	12,606,776
35,000	Medpace Holdings Inc(a)	6,581,750
87,400	Neogen Corp(a)	1,618,648
		39,314,141
	INDUSTRIALS 27.2% (b)
249,258	AAR Corp(a)	13,597,024
378,500	AZEK Co Inc/The(a)	8,909,890
49,595	Donaldson Co Inc	3,240,537
33,672	Generac Holdings Inc(a)	3,636,913
54,700	Graco Inc	3,993,647
108,700	Hub Group Inc, Class A(a)	9,124,278
80,100	John Bean Technologies Corp	8,754,129
308,600	nVent Electric PLC(c)	13,251,284
78,510	Oshkosh Corp	6,530,462
155,751	Tennant Co	10,673,616
88,200	Toro Co/The	9,804,312
		91,516,092
	INFORMATION TECHNOLOGY 23.8%
151,100	Altair Engineering Inc(a)	10,895,821
100,300	Clearfield, Inc.(a)	4,671,974
129,524	Digi International Inc(a)	4,362,368
74,507	Entegris Inc	6,110,319
49,000	Envestnet Inc(a)	2,874,830
565,167	Jamf Holding Corp(a)	10,975,543
53,100	Littelfuse Inc	14,235,579
93,020	Plexus Corp(a)	9,075,962
201,790	SkyWater Technology Inc(a)	2,296,370
141,580	Workiva Inc(a)	14,499,208
		79,997,974
	MATERIALS 3.5%
169,200	HB Fuller Co	11,581,740

	REAL ESTATE 1.7%
393,000	Physicians Realty Trust	5,867,490

	UTILITIES 4.0%
112,800	Black Hills Corp	7,117,680
107,000	NorthWestern Corp	6,191,020
		13,308,700

	TOTAL COMMON STOCKS	$335,911,339
	(cost $255,688,082)

	SHORT-TERM INVESTMENTS 0.0%
75,033	First American Government Obligations Fund, Class X, 0.0464%(d)	$75,033
	(cost $75,033)

	TOTAL INVESTMENTS 100.0%	$335,986,372
	(cost $255,763,115)

	OTHER ASSETS AND LIABILITIES (NET) 0.0%	(110,751)

	TOTAL NET ASSETS 100.0%	$335,875,621

(a)	Non-income producing.
(b)
The Fund is significantly invested in the industrials sector and therefore is subject to additional risks. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices and worldwide competition

(c)
Issuer headquartered overseas but considered domestic. The Adviser defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues; and/or 3) where it earns the majority of its profits.

(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Financial Statements.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing
Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value pricing procedures, subject to oversight by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,556,209,809	$510,377,699	$335,986,372	$42,989
Level 2**	-	263,887,644	-	18,176,013
Level 3	-	-	-	-
Total	$4,556,209,809	$774,265,343	$335,986,372	$18,219,002

* All Level 1 investments are equity securities (common stocks and preferred stocks and short-term investments).
** All Level 2 investments are fixed income securities.

For detail of securities by major section classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended March 31, 2023.
The Fund did not invest in any financial derivative instruments during the period ended March 31, 2023.